Condensed consolidated statement of cash flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021
Cash flows from operating activities
Loss before income tax		$ (1,004)		$ (1,464)
Adjustments for:
Amortization of intangible assets		10		117
Depreciation of property, plant and equipment		62		53
Impairment of property, plant and equipment		3		1
Equity-settled share-based payment		231		140
Finance costs		205		901
Net impairment loss on financial assets		22		10
Finance income		(32)		(61)
Loss on disposal of property, plant and equipment	[1]
Gain on disposal of associate		0		(2)
Share of loss of equity-accounted investees (net of tax)		3		4
Change in provisions		1		(3)
Adjustments to reconcile profit (loss)		(499)		(304)
Changes in:
- Inventories		7		(2)
- Deposits pledged		(11)		0
- Trade and other receivables		(168)		(43)
- Trade and other payables		(36)		50
Cash used in operations		(707)		(299)
Income tax paid		(10)		(4)
Net cash used in operating activities		(717)		(303)
Cash flows from investing activities
Acquisition of property, plant and equipment		(20)		(20)
Purchase of intangible assets		(7)		(2)
Proceeds from disposal of property, plant and equipment		5		17
Acquisition of subsidiaries with non-controlling interests, net of cash acquired		(166)		0
Acquisition of additional interests in associate		(35)		(9)
Proceeds from disposal of associate		0		8
Net acquisitions of other investments		(1,035)		(614)
Restricted cash		0		(94)
Interest received		17		14
Net cash used in investing activities		(1,241)		(700)
Cash flows from financing activities
Proceeds from exercise of share options			[1]	44
Payment of share listing and associated expenses		(39)		0
Proceeds from bank loans		65		1,944
Repayment of bank loans		(149)		(89)
Payment of lease liabilities		(16)		(12)
Proceeds from issuance of convertible redeemable preference shares		0		262
Proceeds from subscription of shares in subsidiaries by non-controlling interests		0		217
Deposits pledged		7		0
Interest paid		(71)		(40)
Net cash (used in)/ from financing activities		(203)		2,326
Net (decrease)/ increase in cash and cash equivalents		(2,161)		1,323
Cash and cash equivalents at January 1		4,838		2,004
Effect of exchange rate fluctuations on cash held		(49)		(31)
Cash and cash equivalents at June 30		$ 2,628		$ 3,296

[1]	Amount less than $1 million